Employee benefits - Pension and other post-employment benefits - Maturity Profile of Defined Benefit Pension Plan Obligation (Detail) $ in Millions	12 Months Ended
Oct. 31, 2021 CAD ($) Participants
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	72,901,000,000
Actual benefit payments 2021	$ 596
Benefits expected to be paid 2022	693
Benefits expected to be paid 2023	713
Benefits expected to be paid 2024	735
Benefits expected to be paid 2025	755
Benefits expected to be paid 2026	773
Benefits expected to be paid 2027-2031	$ 4,096
Weighted average duration of defined benefit payments	15 years 3 months 18 days
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	67,580
Actual benefit payments 2021	$ 564
Benefits expected to be paid 2022	659
Benefits expected to be paid 2023	679
Benefits expected to be paid 2024	700
Benefits expected to be paid 2025	720
Benefits expected to be paid 2026	738
Benefits expected to be paid 2027-2031	$ 3,914
Weighted average duration of defined benefit payments	15 years
Foreign countries [member]
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	5,321,000,000
Actual benefit payments 2021	$ 32
Benefits expected to be paid 2022	34
Benefits expected to be paid 2023	34
Benefits expected to be paid 2024	35
Benefits expected to be paid 2025	35
Benefits expected to be paid 2026	35
Benefits expected to be paid 2027-2031	$ 182
Weighted average duration of defined benefit payments	20 years 9 months 18 days